STATEMENT OF INVESTMENTS
BNY Mellon Equity Income Fund

February 28, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Automobiles & Components - .2%
Ford Motor Co.	132,092		1,594,350
Banks - 6.4%
Bank of America Corp.	377,574		12,950,788
Bank OZK	100,472		4,624,726
Fifth Third Bancorp	56,540		2,052,402
JPMorgan Chase & Co.	132,264		18,960,044
KeyCorp	341,592		6,247,718
New York Community Bancorp, Inc.	38,168		338,932
Regions Financial Corp.	236,851		5,523,365
Zions Bancorp NA	89,245		4,517,582
			55,215,557
Capital Goods - 5.9%
3M Co.	67,643		7,287,857
Caterpillar, Inc.	14,239		3,410,952
Cummins, Inc.	13,603		3,306,617
Emerson Electric Co.	118,730		9,820,158
Fastenal Co.	73,964		3,813,584
Illinois Tool Works, Inc.	15,088		3,517,918
Johnson Controls International PLC	63,724		3,996,769
Lockheed Martin Corp.	33,312		15,798,549
			50,952,404
Consumer Durables & Apparel - 1.7%
Carter's, Inc.	31,880	[a]	2,403,433
Leggett & Platt, Inc.	219,970		7,586,765
Ralph Lauren Corp.	18,644		2,203,534
VF Corp.	111,341		2,763,484
			14,957,216
Consumer Services - 2.1%
Darden Restaurants, Inc.	57,094		8,163,871
H&R Block, Inc.	56,217		2,068,786
McDonald's Corp.	24,891		6,568,984
The Wendy's Company	62,577		1,374,191
			18,175,832
Diversified Financials - 4.2%
Blackstone, Inc.	29,949		2,719,369
Morgan Stanley	222,676		21,488,234
T. Rowe Price Group, Inc.	6,427	[a]	721,624
The Goldman Sachs Group, Inc.	33,581		11,808,759
			36,737,986

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Energy - 8.0%
Antero Midstream Corp.	71,205	[a]	750,501
Chevron Corp.	4,624		743,400
Devon Energy Corp.	181,284		9,774,833
Diamondback Energy, Inc.	24,327		3,419,890
EOG Resources, Inc.	28,232		3,190,781
Exxon Mobil Corp.	148,667		16,339,990
Kinder Morgan, Inc.	75,511		1,288,218
Marathon Petroleum Corp.	23,965		2,962,074
The Williams Companies, Inc.	419,692		12,632,729
Valero Energy Corp.	136,398		17,967,709
			69,070,125
Food, Beverage & Tobacco - 9.4%
Altria Group, Inc.	516,872		23,998,367
Conagra Brands, Inc.	61,841		2,251,631
General Mills, Inc.	13,077		1,039,752
PepsiCo, Inc.	37,893		6,575,572
Philip Morris International, Inc.	303,612		29,541,448
The Coca-Cola Company	305,599		18,186,196
			81,592,966
Insurance - 1.8%
MetLife, Inc.	191,212		13,715,637
Prudential Financial, Inc.	19,297		1,929,700
			15,645,337
Materials - 5.5%
Dow, Inc.	100,586		5,753,519
Eastman Chemical Co.	9,251		788,185
Freeport-McMoRan, Inc.	442,827		18,142,622
International Paper Co.	34,561		1,257,675
LyondellBasell Industries NV, Cl. A	189,561		18,195,960
Sylvamo Corp.	3,017		148,829
The Chemours Company	97,442		3,330,568
			47,617,358
Media & Entertainment - 5.3%
Alphabet, Inc., Cl. A	139,590	[b]	12,571,475
Alphabet, Inc., Cl. C	131,401	[b]	11,865,510
Comcast Corp., Cl. A	32,212		1,197,320
Meta Platforms, Inc., Cl. A	26,880	[b]	4,702,387
Netflix, Inc.	10,270	[b]	3,308,275
The Interpublic Group of Companies, Inc.	349,595		12,424,606
			46,069,573
Pharmaceuticals Biotechnology & Life Sciences - 11.1%
AbbVie, Inc.	185,377		28,529,520
Amgen, Inc.	9,113		2,111,118
Bristol-Myers Squibb Co.	176,521		12,172,888

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 11.1% (continued)
Gilead Sciences, Inc.	286,867		23,101,400
Merck & Co., Inc.	220,384		23,413,596
Pfizer, Inc.	173,001		7,018,651
			96,347,173
Real Estate - 1.2%
Apartment Income REIT Corp.	14,527	[c]	549,121
Brandywine Realty Trust	30,858	[c]	181,754
Iron Mountain, Inc.	94,944	[c]	5,008,296
Medical Properties Trust, Inc.	135,055	[a,c]	1,391,067
Omega Healthcare Investors, Inc.	78,704	[a,c]	2,108,480
Spirit Realty Capital, Inc.	39,789	[c]	1,638,511
			10,877,229
Retailing - 2.7%
Advance Auto Parts, Inc.	19,385		2,810,050
Amazon.com, Inc.	208,298	[b]	19,627,921
Best Buy Co., Inc.	14,710		1,222,548
			23,660,519
Semiconductors & Semiconductor Equipment - 7.8%
Broadcom, Inc.	59,484		35,350,746
Microchip Technology, Inc.	78,841		6,388,486
NVIDIA Corp.	23,459		5,446,241
Qualcomm, Inc.	168,597		20,826,787
			68,012,260
Software & Services - 6.6%
Automatic Data Processing, Inc.	9,926		2,181,933
Microsoft Corp.	201,806		50,334,453
Paychex, Inc.	43,521		4,804,718
			57,321,104
Technology Hardware & Equipment - 9.4%
Apple, Inc.	378,406		55,780,828
Cisco Systems, Inc.	96,702		4,682,311
Hewlett Packard Enterprise Co.	576,091		8,992,781
NetApp, Inc.	26,650		1,720,257
Seagate Technology Holdings PLC	160,430		10,357,361
			81,533,538
Telecommunication Services - 4.4%
AT&T, Inc.	708,735		13,402,179
Lumen Technologies, Inc.	79,155		269,127
Verizon Communications, Inc.	629,342		24,424,763
			38,096,069
Transportation - 2.1%
United Parcel Service, Inc., Cl. B	98,477		17,971,068

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.1% (continued)
Utilities - 3.3%
American Electric Power Co., Inc.		24,382		2,144,885
Constellation Energy Corp.		114,445		8,570,786
DTE Energy Co.		4,903		537,908
Duke Energy Corp.		20,219		1,905,843
Exelon Corp.		168,879		6,821,023
NextEra Energy, Inc.		13,846		983,481
OGE Energy Corp.		90,053		3,216,693
The Southern Company		65,794		4,148,970
				28,329,589
Total Common Stocks (cost $637,042,541)				859,777,253
	1-Day Yield (%)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,120,819)	4.65	6,120,819	[d]	6,120,819

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $605,015)	4.65	605,015	[d]	605,015
Total Investments (cost $643,768,375)		99.9%		866,503,087
Cash and Receivables (Net)		.1%		571,715
Net Assets		100.0%		867,074,802

REIT—Real Estate Investment Trust

a Security, or portion thereof, on loan. At February 28, 2023, the value of the fund’s securities on loan was $4,552,979 and the value of the collateral was $4,727,582, consisting of cash collateral of $605,015 and U.S. Government & Agency securities valued at $4,122,567. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Equity Income Fund

February 28, 2023 (Unaudited)

The following is a summary of the inputs used as of February 28, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	859,777,253	-	-	859,777,253
Investment Companies	6,725,834	-	-	6,725,834

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2023, accumulated net unrealized appreciation on investments was $222,734,712, consisting of $245,276,976 gross unrealized appreciation and $22,542,264 gross unrealized depreciation.

At February 28, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.